EMPLOYEE BENEFITS - Long term incentive scheme (Details) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2021 ZAR (R) shares R / shares	Jun. 30, 2020 ZAR (R) shares R / shares	Jun. 30, 2019 ZAR (R) shares
Movements in the total liability for long-term incentive scheme is as follows:
Opening balance	R 227.6	R 51.0
Share-based payment (benefit)/expense - CLTI scheme	(44.3)	218.1	R 21.4
Vested and paid	(183.3)	(41.5)
Liability for CLTI scheme at the end of the year	0.0	227.6	R 51.0
Within 12 months after reporting date [member]
Movements in the total liability for long-term incentive scheme is as follows:
Opening balance	227.6
Liability for CLTI scheme at the end of the year	R 0.0	R 227.6
Phantom shares [Member]
Reconciliation of outstanding phantom shares abstract
Opening balance | shares	9,845,638	16,157,058
Vested and paid | shares	(9,845,638)	(5,674,252)
Forfeited | shares	0	(637,168)
Closing balance | shares	0	9,845,638	16,157,058
Vested and paid | R / shares	R 18.62	R 7.31
Forfeited | R / shares	R 0	R 7.08